Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Fixed maturities, at amortized cost	$ 5,534,494	$ 5,522,853
Short-term investments, at amortized cost	1,051,222	787,670
Other investments, at amortized cost	$ 879,176	$ 723,498
Shareholders' equity
Common shares, shares authorized	571,428,571	571,428,571
Common shares, par value	$ 0.175	$ 0.175
Common shares, shares issued	155,554,224	154,488,497	152,698,191	134,503,065
Common shares, shares outstanding	83,869,845	96,044,312	107,921,259
Treasury stock, common shares	71,684,379	58,444,185